Condensed Consolidated Statement of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Statement of Operations
Revenues	$ 60,091	$ 71,675	$ 62,293
Cost of Operations:
Operating expenses	17,668	15,347	17,776
Depreciation, depletion and amortization	26,478	28,894	34,020
Impairment of oil and gas properties	65,706	7,692	43,929
General and administrative	17,853	18,415	16,966
Total Expenses	127,705	70,348	112,691
Income (Loss) From Operations	(67,614)	1,327	(50,398)
Derivatives:
Realized losses	0	(11,753)	35,422
Unrealized gains (losses)	8,378	12,291	(55,598)
Interest expense	(45,295)	(34,592)	(16,630)
Gain on sale of reserves in place	0	87,171	0
Interest income and other	597	1,299	(7,483)
Total Other Income (Expense)	(36,320)	54,416	(44,289)
Income (Loss) Before Income Taxes	(103,934)	55,743	(94,687)
Income Tax Expense (Benefit)	27,061	(788)	(7,158)
Income (Loss) from Continuing Operations	(130,995)	56,531	(87,529)
Discontined operations, net of tax
Income (loss) from operations	0	0	(774)
Gain on sale	0	0	47,308
Income (loss) from Discontinued Operations	0	0	46,534
Net Income (Loss)	(130,995)	56,531	(40,995)
Dividends, Preferred Stock [Abstract]
Dividends declared	1,974	2,227	9,757
Non cash charge under fair value accounting upon redemption	0	0	11,454
Total Preferred Stock Dividend	1,974	2,227	21,211
Net Income (Loss) to Common Stockholders	$ (132,969)	$ 54,304	$ (62,206)
Basic Net Income (Loss) per Common Share:
Continuing operations	$ (3.70)	$ 2.34	$ (5.84)
Discontinued Operations	$ 0	$ 0	$ 2.50
Total	$ (3.70)	$ 2.34	$ (3.34)
Diluted Net Income (Loss) per Common Share:
Continuing operations	$ (3.70)	$ 1.95	$ (4.70)
Discontinued Operations	$ 0	$ 0	$ 2.50
Total	$ (3.70)	$ 1.95	$ (2.20)
Weighted Average Number of Common Shares Outstanding:
Basic	35,957	23,252	18,613
Diluted	35,957	28,886	18,613